UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.):  [  ] is a restatement.
					     [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:    Widmann, Siff & Co., Inc.
Address: 551 West Lancaster Avenue
	   Suite 304
         Haverford, PA  19041

Form 13F File Number:  28-2100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kim M. Davis
Title:    Vice President
Phone:    (610) 520-0500

Signature, Place, and Date of Signing:

Kim M. Davis		Haverford, PA		April 29, 2004
  Signature			 City, State		    Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
      holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:		  0

Form 13F Information Table Entry Total:    72

Form 13F Information Table Value Total:   $107,097
                                         (thousands)

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance Auto Parts Inc         COM              00751Y106     4368 107400.000SH      SOLE                35950.000         71450.000
Altria Group, Inc.             COM              02209s103      233 4275.000 SH       SOLE                  275.000          4000.000
Amerigas Partners LP           COM              030975106      240 8025.000 SH       SOLE                                   8025.000
Amgen Inc.                     COM              031162100     1826 31401.000SH       SOLE                10289.000         21112.000
Amsouth Bancorporation         COM              032165102      390 16587.000SH       SOLE                 5175.000         11412.000
Anadarko Petroleum Corp.       COM              032511107     4059 78275.000SH       SOLE                31575.000         46700.000
Anthem Inc.                    COM              03674b104     3699 40805.000SH       SOLE                18625.000         22180.000
Arthur J. Gallagher &          COM              363576109     1459 44805.000SH       SOLE                20150.000         24655.000
Autozone Inc.                  COM              053332102      441 5125.000 SH       SOLE                 3250.000          1875.000
Avon Products, Inc.            COM              054303102      402 5300.000 SH       SOLE                 3600.000          1700.000
BB & T Corp.                   COM              054937107      376 10647.562SH       SOLE                 2425.000          8222.562
Bank of America                COM              060505104      337 4162.476 SH       SOLE                 1080.000          3082.476
Blockbuster, Inc.              COM              093679108      820 46850.000SH       SOLE                22675.000         24175.000
Bristol Myers Squibb Co.       COM              110122108      281 11579.000SH       SOLE                 1950.000          9629.000
CBL & Assoc. Properties        COM              124830100      255 4150.000 SH       SOLE                 1800.000          2350.000
Cerner Corp.                   COM              156782104      655 14525.000SH       SOLE                 8225.000          6300.000
Chesapeake Energy Corp.        COM              165167107     4528 337925.000SH      SOLE               163675.000        174250.000
Citigroup Inc.                 COM              172967101      351 6797.139 SH       SOLE                 1051.000          5746.139
Colgate Palmolive Co.          COM              194162103     2152 39051.045SH       SOLE                17275.000         21776.045
Colonial Properties Trust      COM              195872106      205 5025.000 SH       SOLE                  415.000          4610.000
Commerce Bancorp Inc. NJ       COM              200519106     1085 16475.000SH       SOLE                 5725.000         10750.000
Constellation Brands, Inc.     COM              21036P108      264 8225.000 SH       SOLE                 2950.000          5275.000
Developers Diversified         COM              251591103      411 10170.000SH       SOLE                 2849.000          7321.000
Devon Energy Corp.             COM              25179m103     1731 29770.000SH       SOLE                10742.000         19028.000
Duquesne Light Holdings        COM              266233105      207 10625.000SH       SOLE                                  10625.000
Emerson Electric Co.           COM              291011104      230 3845.000 SH       SOLE                 2025.000          1820.000
Enterprise Products Partners L COM              293792107     1760 75003.219SH       SOLE                22200.000         52803.219
Equity Inns Inc.               COM              294703103      630 68437.000SH       SOLE                25575.000         42862.000
Exxon Mobil Corp.              COM              30231g102      320 7691.999 SH       SOLE                  712.000          6979.999
First Tenn Natl. Corp.         COM              337162101      202 4235.000 SH       SOLE                 2675.000          1560.000
Fulton Financial Corp.         COM              360271100      821 36856.000SH       SOLE                12655.000         24201.000
General Electric Co.           COM              369604103     1473 48265.285SH       SOLE                13990.000         34275.285
Gillette Co.                   COM              375766102      208 5319.000 SH       SOLE                 4686.000           633.000
GlaxoSmithkline Plc.           COM              37733w105     1205 30160.000SH       SOLE                17250.000         12910.000
Glimcher Realty Trust          COM              379302102      967 35675.000SH       SOLE                17650.000         18025.000
Gulfterra Energy Partners LP   COM              40274U108      386 9045.000 SH       SOLE                  725.000          8320.000
Health Care Property Investors COM              421915109      410 14500.000SH       SOLE                 1050.000         13450.000
Int'l Business Machines        COM              459200101      251 2729.000 SH       SOLE                                   2729.000
Int'l. Game Technology         COM              459902102      297 6600.000 SH       SOLE                 1200.000          5400.000
Intel Corp.                    COM              458140100      326 11995.481SH       SOLE                  600.000         11395.481
Istar Financial Inc.           COM              45031u101      744 17600.000SH       SOLE                11300.000          6300.000
Johnson & Johnson              COM              478160104      862 16993.251SH       SOLE                 3730.000         13263.251
Kerr-McGee Corp                COM              492386107     3793 73644.000SH       SOLE                27075.000         46569.000
Kinder Morgan Energy Partners  COM              494550106     3123 69265.000SH       SOLE                34085.000         35180.000
Laboratory Corp. of America    COM              50540R409     4906 125000.000SH      SOLE                40600.000         84400.000
Liberty Media Corp. Ser. A     COM              530718105     3294 300843.000SH      SOLE               126668.000        174175.000
Magellan Midstream Partners LP COM              559080106      536 9770.655 SH       SOLE                  700.000          9070.655
Maverick Tube Corp.            COM              577914104      248 10550.000SH       SOLE                 7200.000          3350.000
Microsoft Corp.                COM              594918104      387 15534.961SH       SOLE                  900.000         14634.961
Mid America Apartment Communit COM              59522j103      226 6085.041 SH       SOLE                 2650.000          3435.041
National Commerce Financial    COM              63545P104      260 9100.000 SH       SOLE                 5250.000          3850.000
Northern Border Partns         COM              664785102      389 9250.000 SH       SOLE                                   9250.000
Pactiv Corp.                   COM              695257105     3811 171275.000SH      SOLE                66550.000        104725.000
Patriot Bank Corp.             COM              70335p103      326 11111.000SH       SOLE                                  11111.000
Penn Virginia Corp.            COM              707882106      960 15845.000SH       SOLE                 9875.000          5970.000
Pennsylvania Real Estate       COM              709102107     3171 84194.999SH       SOLE                28576.000         55618.999
Pfizer, Inc.                   COM              717081103     7485 213541.984SH      SOLE                85775.000        127766.984
Quest Diagnostics, Inc.        COM              74834L100     5147 62135.000SH       SOLE                21225.000         40910.000
Regions Financial Corp.        COM              758940100      207 5675.000 SH       SOLE                 2425.000          3250.000
Resource America Inc.          COM              761195205     1136 61547.000SH       SOLE                23214.000         38333.000
Service Master Co.             COM              81760N109      477 39705.000SH       SOLE                12125.000         27580.000
Shire Pharmaceuticals ADR      COM              82481r106      876 29865.001SH       SOLE                 9591.000         20274.001
Sovereign Bancorp, Inc.        COM              845905108     2867 133847.000SH      SOLE                66150.000         67697.000
Steris Corp.                   COM              859152100     1869 72450.000SH       SOLE                25450.000         47000.000
TCF Financial Corp.            COM              872275102      368 7200.000 SH       SOLE                  825.000          6375.000
Trustco Bank Corp. NY          COM              898349105      234 17400.000SH       SOLE                 7150.000         10250.000
Valero Energy                  COM              91913Y100     2871 47885.000SH       SOLE                20300.000         27585.000
Vornado Realty                 COM              929042109      218 3610.000 SH       SOLE                 1800.000          1810.000
Washington Mutual              COM              939322103     6325 148082.561SH      SOLE                54831.000         93251.561
Watson Pharmaceuticals         COM              942683103      450 10525.000SH       SOLE                 6250.000          4275.000
Well Point Health Networks     COM              94973h108     2769 24345.000SH       SOLE                 6110.000         18235.000
XTO Energy Inc.                COM              98385x106     6501 257572.000SH      SOLE                96959.000        160613.000